Expense Example	Jan. 28, 2026 USD ($)
State Farm Growth Fund | State Farm Growth Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	45
Expense Example, with Redemption, 5 Years	82
Expense Example, with Redemption, 10 Years	189
State Farm Balanced Fund | State Farm Balanced Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	52
Expense Example, with Redemption, 5 Years	93
Expense Example, with Redemption, 10 Years	214
State Farm Interim Fund | State Farm Interim Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	16
Expense Example, with Redemption, 3 Years	71
Expense Example, with Redemption, 5 Years	132
Expense Example, with Redemption, 10 Years	309
State Farm Municipal Bond Fund | State Farm Municipal Bond Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	16
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	104
Expense Example, with Redemption, 10 Years	$ 240